Other Financial Assets at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2023
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	30 June 2023	31 December 2022
	£m	£m
Loans and advances to customers	322	339
Debt securities	219	85
Equity securities	73	10
	614	434